SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2015
Minimum
Prepaid land use right
Period over which land use rights in China and Japan are charged to earnings	20 years
Maximum
Prepaid land use right
Period over which land use rights in China and Japan are charged to earnings	50 years
Technical know-how
Intangible assets
Amortization period	10 years
Computer software | Minimum
Intangible assets
Amortization period	1 year
Computer software | Maximum
Intangible assets
Amortization period	10 years